INCOME TAXES. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 48,082	$ 40,989
R&D, energy and AMT credits	4,247	1,797
Disallowed interest	3,769
Railcar contracts	650	1,415
Stock-based compensation	782	738
Allowance for doubtful accounts and other assets	643	637
Derivatives	1,214	267
Pension liability	2,941	2,939
Other	2,134	2,097
Total deferred tax assets	64,462	50,879
Deferred tax liabilities:
Property and equipment	(23,013)	(25,194)
Intangibles	(749)	(749)
Other	(363)	(521)
Total deferred tax liabilities	(24,125)	(26,464)
Valuation allowance	(40,588)	(24,639)	$ (12,683)
Net deferred tax liabilities, included in other liabilities	$ (251)	$ (224)